Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Propery, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	As of September 30, 2022 and 2023, property, plant and equipment, net consisted of the following:
	As of September 30,
	2022	2023
Construction in progress (1)&(2)	$64,064	$3,095,981
Equipment for rental business	1,457,548	1,429,579
Vehicles	109,492	191,741
Furniture, fixtures and office equipment	118,716	41,478
Building (3)	2,676,037	-
Production line for e-bicycles (1)	469,002	-
Leasehold improvements (1)	490,124	-
Subtotal	5,384,983	4,758,779
Less: accumulated depreciation	(1,278,472)	(918,836)
Property, plant and equipment, net	$4,106,511	$3,839,943
(1)	On April 3, 2023, Changzhou Yizhiying entered into an equity transfer agreement with Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) to transfer 80% equity interest of Tianjin Dilang, a subsidiary of Changzhou Yizhiying, to Mizhiyan for $307,018 (RMB2,240,000). On April 11, 2023, the production line for e-bicycles, leasehold improvements and construction in progress of Tianjin Dilang was disposed at the carrying amount of $679,603 in the completion of transfer of 80% equity interests of Tianjin Dilang. The Company recognized gain of $941,715 from the disposal of Tianjin Dilang.
(2)	Addition of construction of $3,095,981 in progress was for the construction of Changzhou manufacturing plants.
(3)	On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). On March 31, 2023, the building of Tianjin Jiahao was disposed at the carrying amount of $2,302,209 in the completion of transfer of all 100% of the equity interests of Tianjin Jiahao. The Company recognized loss of $2,535,370 from the disposal of Tianjin Jiahao.